Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID and Mobile Solutions (BOS-Dimex)	Supply Chain Solutions (BOS-Odem)	Intercompany	Consolidated

2018
Revenues	$14,633	$18,205	$(188)	$32,650
Gross profit	$3,371	$3,372	$-	$6,743
Assets related to segment	$5,325	$717	$-	$6,042

2017
Revenues	$13,666	$15,495	$(229)	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Assets related to segment	$5,456	$229	$-	$5,685

2016
Revenues	$12,197	$15,291	$(61)	$27,427
Gross profit	$2,888	$2,427	$-	$5,315
Assets related to segment	$5,308	$120	$-	$5,428

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2018		2017		2016
	Total revenues	Long-lived assets *	Total revenues	Long-lived assets *	Total revenues	Long-lived assets *

Israel	$22,990	$1,108	$21,870	$651	$20,619	$514
India	4,209	-	4,497	-	3,119	-
Far East	3,800	-	1,416	-	2,964	-
America	1,189	-	918	-	411	-
Europe	462	-	231	-	314	-

	$32,650	$1,108	$28,932	$651	$27,427	$514

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).